Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Going Concern
Working capital deficit	$ 1,772,176		$ 191,235	$ 350,555
Net Cash Used in Operating Activities	$ (170,727)	$ (124,470)	$ (155,135)	$ (186,855)